NOTE 12 - SUBSEQUENT EVENT (Quarterly Report [Member])	6 Months Ended
Jun. 30, 2013
Quarterly Report [Member]
Disclosure - NOTE 12 - SUBSEQUENT EVENT (USD $)

NOTE 12 – SUBSEQUENT EVENT

In preparing these interim condensed unaudited financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through September 24, 2013, the date the financial statements were issued.